Subsequent Events (Details) (Subsequent event, NextBus, Inc., USD $) In Millions, unless otherwise specified	Jan. 24, 2013
Subsequent event | NextBus, Inc.
Subsequent Events
Cash paid for acquisition	$ 20.7